Lease liabilities - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Aircraft equipment [member]
Disclosure of Lease liabilities [Line Items]
Aircraft sublease receivables	R$ 279,504	R$ 361,738